October 16, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 131 to the Trust’s Registration Statement under the Securities Act and Amendment No. 132 to the Trust’s Registration Statement under the 1940 Act) (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add a new portfolio series to the Trust, to be known as the “Midwood Long/Short Equity Fund”.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@practus.com.

Sincerely, /s/ John H. Lively John H. Lively, On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com